Operating segment - Summary Of Detailed information of Geographical Revenue Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 5,360,570	$ 5,619,854	$ 4,916,097
Country of domicile
Disclosure of geographical areas [line items]
Revenue	1,966,895	2,242,026	2,036,773
Foreign countries
Disclosure of geographical areas [line items]
Revenue	$ 3,393,675	$ 3,377,828	$ 2,879,324